DERIVATIVE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2014
DERIVATIVE LIABILITY [Abstract]
Schedule of Derivative Liabilites related to Convertible Notes [Table Text Block]
Fair value of RM-DC Notes	$452,703
Fair value of MP Note	196,408
Change in fair value of derivative liability	45,476
Fair value at September 30, 2014	$694,587